UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:March 31, 2009

Check here is Amendment[ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
				  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Cypress Capital Management,LLC
Address: 1220 Market Building  Ste 704
	 Wilmington, DE  19801


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard L. Arvedlund
Title: President
Phone: 302-429-8410
Signature, Place, and Date of Signing:

  Richard L. Arvedlund  Wilmington, Delaware  May 8, 2009

Report Type (Check only one.):

[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 45
Form 13 F Information Table Value Total: 128,279

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      594    11940 SH       SOLE                    11940
AT&T Corp New                  COM              00206r102      462    18340 SH       SOLE                    18340
Aberdeen Asia-Pacific Income F COM              003009107      132    27692 SH       SOLE                    27692
Agilent Technologies Inc       COM              00846U101     2699   175580 SH       SOLE                   175580
Archer Daniels Midland         COM              039483102     3643   131125 SH       SOLE                   131125
BP PLC - Spons ADR             COM              055622104     5901   147153 SH       SOLE                   147153
Barrick Gold Corp              COM              067901108     1874    57795 SH       SOLE                    57795
Berkshire Hathaway Inc-CL A    COM              084670108      260        3 SH       SOLE                        3
Bristol-Myers Squibb Co        COM              110122108     3845   175399 SH       SOLE                   175399
Central Fund Canada CL A       COM              153501101     6748   566120 SH       SOLE                   566120
Citigroup Inc                  COM              172967101       26    10150 SH       SOLE                    10150
Coca-Cola Co                   COM              191216100      646    14705 SH       SOLE                    14705
ConocoPhillips                 COM              20825C104     2292    58528 SH       SOLE                    58528
Dow Chemical                   COM              260543103      807    95775 SH       SOLE                    95775
DuPont E I de Nemours & Co     COM              263534109     1298    58146 SH       SOLE                    58146
Duke Realty Corp               COM              264411505     1389   252600 SH       SOLE                   252600
Exxon Mobil Corporation        COM              30231G102     1924    28247 SH       SOLE                    28247
General Electric Co            COM              369604103     1953   193219 SH       SOLE                   193219
Helmerich & Payne              COM              423452101     4902   215285 SH       SOLE                   215285
Hewlett Packard Co             COM              428236103    24713   770825 SH       SOLE                   770825
Home Depot Inc                 COM              437076102      200     8500 SH       SOLE                     8500
Hospira Inc                    COM              441060100     2894    93785 SH       SOLE                    93785
Intel Corp                     COM              458140100      812    54034 SH       SOLE                    54034
International Business Machine COM              459200101     5763    59476 SH       SOLE                    59476
Johnson & Johnson              COM              478160104      686    13050 SH       SOLE                    13050
Market Vectors Agribusiness    COM              57060u605     3706   130900 SH       SOLE                   130900
Merck & Co                     COM              589331107      421    15726 SH       SOLE                    15726
NSTAR                          COM              67019E107     3316   104000 SH       SOLE                   104000
National Penn Bancshares Inc   COM              637138108      188    22604 SH       SOLE                    22604
Newmont Mining Corp            COM              651639106     6629   148112 SH       SOLE                   148112
Northrop Grumman Corp          COM              666807102     1603    36725 SH       SOLE                    36725
Penn West Energy Trust         COM              707885109     3910   412000 SH       SOLE                   412000
Pilgrim's Pride Corp           COM              721467108       45    25000 SH       SOLE                    25000
Procter & Gamble               COM              742718109     1072    22774 SH       SOLE                    22774
SPDR Gold Trust                COM              78463V107     3327    36850 SH       SOLE                    36850
Supervalu Inc                  COM              868536103     3036   212575 SH       SOLE                   212575
TECO Energy Inc                COM              872375100     3532   316795 SH       SOLE                   316795
Travelers Cos Inc              COM              89417E109     5107   125655 SH       SOLE                   125655
Verigy Ltd                     COM              y93691106      161    19465 SH       SOLE                    19465
Verizon Communications         COM              92343V104     6237   206524 SH       SOLE                   206524
Wilmington Trust Corporation   COM              971807102      214    22100 SH       SOLE                    22100
Windstream Corporation         COM              97381W104     3869   479975 SH       SOLE                   479975
Wyeth                          COM              983024100      509    11832 SH       SOLE                    11832
Xcel Energy Inc                COM              98389B100     4664   250325 SH       SOLE                   250325
Vanguard Utilities ETF                          92204A876      270 5075.0000SH       SOLE                5075.0000